LOAN AND CREDIT LINE (Schedule of Maturities of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
LOAN AND CREDIT LINE [Abstract]
2013	$ 2,058
2014	8,232
2015	8,232
2016	2,072
Long-term debt	$ 20,594